Basis of Preparation of the Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Functional and presentation currency, description	These consolidated financial statements are presented in US dollars (USD), which is the Group’s functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.